Net Income Per Share	12 Months Ended
Dec. 31, 2012
Net Income Per Share

14. NET INCOME PER SHARE

The calculation of the earnings per share is as follows:

	For the year ended December 31,
	2010	2011		2012
Net (loss) income attributable to iSoftStone shareholders	$(3,182)	$18,845		$22,109

Less: Net (loss) income allocated to other participating securities:
Deemed dividend on series A convertible preference shares	(1,086)	N/A		N/A

Net loss allocated to series A convertible preference shares	(1,086)	N/A		N/A

Accretion on series B convertible redeemable preference shares	(2,585)	N/A		N/A

Net loss allocated to series B convertible redeemable preference shares	(2,585)	N/A		N/A

Net (loss) income attributable to iSoftStone shareholders allocated for computing net income per ordinary share-basic and diluted	$(6,853)	$18,845		$22,109

Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (i)	149,341,325	547,143,620		564,069,512

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	149,341,325 (ii)	592,082,213	(ii)	582,402,472	(ii)

Net (loss) income per ordinary share-basic	$(0.05)	$0.03		$0.04

Net (loss) income per ordinary share-diluted	$(0.05)	$0.03		$0.04

(i)	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2010, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition, a weighted average number of 45,188 ordinary shares to be issued in connection with a 2010 acquisition and a weighted average number of 1,325,715 vested nonvested shares to be issued unconditionally (see Note 22). For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22). For year 2012, such shares included a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22).
(ii)	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.

For the year 2010, 95,286,195, 168,880,040 and 38,788,711 ordinary shares resulting from the assumed conversion of the series A shares, series B shares, convertible notes and all of the share options and nonvested shares were excluded as they were anti-dilutive due to the fact that the Group was in the loss position.

For the year 2011, an incremental weighted average number of 44,881,186 ordinary shares from the assumed exercise of share options and share units, and an incremental weighted average number of 57,408 nonvested shares using the treasury stock method, and 3,457,805 ordinary shares resulting from the assumed conversion of convertible notes were included. 8,125,954 share options were excluded as their effect was anti-dilutive.

For the year 2012, an incremental weighted average number of 18,332,960 ordinary shares from the assumed exercise of share options and share units was included. 40,125,864 share options and share units were excluded as their effect was anti-dilutive.